Provisions - Sensitivity Analysis Used in Individual Suspension Plan (Details) - Individual Suspension Plan - Discount rate € in Millions	Dec. 31, 2021 EUR (€)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on value	€ (226)
Impact on income statement	(226)
Impact on value	211
Impact on income statement	€ 211